Offerings - Offering: 1	Dec. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares
Amount Registered | shares	114,807,815
Proposed Maximum Offering Price per Unit	0.49
Maximum Aggregate Offering Price	$ 56,255,829.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,768.93
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional subordinate voting shares (the "Shares") of Vireo Growth Inc. that may be offered and issued to prevent dilution resulting from share dividends, share splits, reverse share splits, combinations of shares, spin-offs, recapitalizations, mergers or similar capital adjustments. The Proposed Maximum Offering Price per Unit is calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices for the Shares reported on the OTCQX on December 4, 2025, which was $0.49 per share.